UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03031
Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: December 31, 2008

Item 1 – Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Free Daily Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended December 31, 2008

Market Conditions

Unprecedented capital markets volatility roiled the municipal bond and money markets for much of the 12-month reporting period. In response to mounting liquidity and credit problems, the government undertook a series of measures through the Federal Reserve and the Treasury. These measures incorporated a range of traditional and innovative steps taken to restore the orderly functioning of credit markets, including a reduction of the federal funds target rate to a range of 0.0 percent to 0.25 percent in mid-December. As of the end of the period, however, these efforts had met with limited success.

Against the backdrop of a slowing economy, municipal budgetary pressures began to become a more prominent concern, with governments seeking tax hikes and tightening belts in the face of significant taxpayer resistance. The pace of new issuance in the overall municipal market slowed, particularly after the credit meltdown in September, with new-issue volume falling nearly 26 percent in December and nine percent for the year. The slope of the municipal yield curve steepened during the fourth quarter with yields on short maturities hovering near historic lows and yields on 30-year high-grade issues reaching record high levels. The shift in yields was due in part to the ongoing flight to quality that pulled Treasury yields and short-term municipal bond yields sharply lower. In the tax-free money market, variable-rate yields fluctuated widely in the final months of the period.

While the broader market remained volatile and investor confidence remained low at the end of the reporting period, in our judgment, the short-term municipal market appeared to be headed in a more positive direction.

Performance Analysis

As of December 31, 2008, Morgan Stanley Tax-Free Daily Income Trust had net assets of approximately $451 million and an average portfolio maturity of 22 days. For the 12-month period ended December 31, 2008, the Fund provided a total return of 1.67 percent. For the seven-day period ended December 31, 2008, the Fund provided an effective annualized yield of 0.73 percent and a current yield of 0.72 percent, while its 30-day moving average yield for December was 0.54 percent. Yield quotations more closely reflect the current earnings of the Fund. Past performance is no guarantee of future results.

Protecting the safety and liquidity of the portfolio’s assets remained our first priority. In the recent turbulent markets, our emphasis has been on managing exposure to institutions under stress. To that end, we remained focused on tax-exempt securities, including Variable Rate Demand Obligations (VRDOs), where our credit and risk teams have confidence in the quality of the issuer, the structure of the program, and the financial strength of the supporting institutions. We also identified and eliminated any securities insured by the troubled monoline insurers that do not have the benefit of additional guarantees or protection, such as the presence of an irrevocable Letter of Credit.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

2

PORTFOLIO COMPOSITION as of 12/31/08
Variable Rate Municipal Obligations	76.2%
Municipal Notes & Bonds	10.4
Investment Company	7.6
Tax-Exempt Commercial Paper	5.8

MATURITY SCHEDULE as of 12/31/08
1-30 Days	85.7%
31-60 Days	5.0
61-90 Days	1.3
91-120 Days	1.4
121+ Days	6.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the

3

Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

4

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			07/01/08 –
	07/01/08	12/31/08	12/31/08
Actual (0.77% return)	$1,000.00	$1,007.70	$3.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.02	$3.15

@	Expenses are equal to the Fund’s annualized expense ratio of 0.62% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.72%. These figures reflect fees paid in connection with U.S. Treasury Guarantee Program for Money Market Funds. This fee had an effect of 0.02%

5

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - December 31, 2008

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Short-Term Variable Rate Municipal Obligations (74.3%)
	Alaska
$5,000	Alaska Housing Finance Corporation, Home Mortgage Ser 2007 A	1.20%	01/08/09	$5,000,000
	Alabama
3,300	Southeast Alabama Gas District, Supply Ser 2007 A	1.05	01/02/09	3,300,000
	Arizona
1,000	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	1.35	01/08/09	1,000,000
	California
2,500	Irvine Ranch Water District, CA, Ser 2008 (COPs)	0.55	01/08/09	2,500,000
	Colorado
1,000	Aurora, The Children’s Hospital Association Ser 2008 C	0.80	01/08/09	1,000,000
	Colorado Educational & Cultural Facilities Authority,
5,250	Capital Christian School Ser 2007	1.25	01/08/09	5,250,000
2,930	Pueblo Serra Worship Holdings Ser 2006	1.43	01/08/09	2,930,000
2,965	Colorado Health Facilities Authority, Exempla Northwest Medical Center Ser 2002 A ROCs II-R Ser 10328CE	1.40	01/08/09	2,965,000
6,600	Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Ser 2001	1.15	01/08/09	6,600,000
	Delaware
	Delaware Economic Development Authority,
2,300	Archmere Academy Inc Ser 2006	1.78	01/08/09	2,300,000
2,950	St Andrew’s School Ser 2004	1.20	01/08/09	2,950,000
	Delaware Health Facilities Authority,
6,500	Christiana Care Health Services Ser 2008 A	0.95	01/02/09	6,500,000
1,000	Christiana Care Health Services Ser 2008 B	1.15	01/02/09	1,000,000
	Florida
	Highlands County Health Facilities Authority,
4,660	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	1.38	01/08/09	4,660,000
2,000	Adventist Health System/Sunbelt Obligated Group Ser 2008 B-1	1.15	01/08/09	2,000,000
	Georgia
1,100	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	0.85	01/08/09	1,100,000
2,000	Gwinnett County Hospital Authority, Gwinnett Hospital System Inc Ser 2008 B	0.80	01/08/09	2,000,000
	Illinois
	Chicago,
2,000	Refg Ser 2007 E	1.08	01/02/09	2,000,000
5,500	Refg Ser 2007 F	1.10	01/02/09	5,500,000
5,000	Refg Ser 2008 A Eagle #20080016 Class A	1.35	01/08/09	5,000,000
3,100	Cook County, Ser 2002 B	0.85	01/08/09	3,100,000

See Notes to Financial Statements

6

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Illinois Development Finance Authority,
$4,700	Museum of Contemporary Art Ser 1994	0.80%	01/08/09	$4,700,000
1,000	University of Chicago Ser B-1	1.85	07/28/09	1,000,000
3,400	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.80	01/08/09	3,400,000
	Illinois Finance Authority,
1,700	Advocate Health Care Network Ser 2008 Subser C-2B	0.73	01/08/09	1,700,000
4,500	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	1.20	01/08/09	4,500,000
3,000	Dominican University Ser 2006	0.80	01/08/09	3,000,000
4,000	Village of Oak Park Residence Ser 2006	1.20	01/08/09	4,000,000
9,690	Illinois Toll Highway Authority, Refg 1993 Ser B (MBIA Insd)	1.75	01/08/09	9,690,000
4,950	Springfield, Electric Ser 2006 Eagle #20070156 Class A (BHAC Insd)	1.37	01/08/09	4,950,000
	Indiana
	Indiana Finance Authority,
1,000	Sisters of St Francis Health Services Inc Ser 2008 I	0.67	01/08/09	1,000,000
1,000	Sisters of St Francis Health Services Inc Ser 2008 J	0.85	01/08/09	1,000,000
2,250	Trinity Health Ser 2008 D-1 & D-2	1.00	01/08/09	2,250,000
5,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2001 A	0.45	01/08/09	5,000,000
	Kentucky
7,500	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	1.05	01/02/09	7,500,000
	Louisiana
11,520	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge Ser 2007 A	1.33	01/08/09	11,520,000
1,864	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	1.28	01/08/09	1,864,000
	Maryland
	Maryland Health & Higher Educational Facilities Authority,
2,600	Catholic Health Initiatives Ser 1997 B	0.83	01/08/09	2,600,000
1,000	Suburban Hospital Ser 2008	0.85	01/08/09	1,000,000
	Massachusetts
1,000	Massachusetts Bay Transportation Authority, Assessment Ser 2008 ROCs II-R Ser 9303	1.35	01/08/09	1,000,000
12,650	Massachusetts Development Finance Agency, Cushing Academy Ser 2004	1.25	01/08/09	12,650,000
2,000	Massachusetts Health & Educational Facilities Authority, Northeastern University Ser T-1	2.25	05/14/09	2,000,000
	Michigan
3,000	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	1.05	01/08/09	3,000,000
7,000	Michigan Building Authority, Ser 2006 1A Eagle #20060156 Class A (FSA Insd)	2.16	01/08/09	7,000,000
1,000	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2005 F	0.95	01/08/09	1,000,000
	Minnesota
7,550	St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	1.23	01/08/09	7,550,000
	Mississippi
1,100	Perry County, Leaf River Forest Products Inc Ser 2002	1.27	01/08/09	1,100,000

See Notes to Financial Statements

7

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Missouri
$4,200	Missouri Health & Educational Facilities Authority, Sisters of Mercy Health System Ser 2008 E	1.20%	01/08/09	$4,200,000
	New Hampshire
3,095	New Hampshire Health & Education Facilities Authority, University System of New Hampshire Ser 2005 A	1.20	01/02/09	3,095,000
	New Mexico
1,400	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.80	01/08/09	1,400,000
	New York
4,000	Austin Trust, New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (FSA Insd)	1.65	01/08/09	4,000,000
1,000	New York City, Fiscal 2004 Ser H Subser H-4	1.00	01/02/09	1,000,000
1,515	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 1 Subser 1DA	0.70	01/08/09	1,515,000
1,000	Triborough Bridge & Tunnel Authority, Ser 2008 D ROCs II-R Ser 11590 (BHAC Insd)	1.47	01/08/09	1,000,000
	North Carolina
2,400	North Carolina, Ser 2002 G	0.80	01/08/09	2,400,000
6,000	North Carolina Capital Facilities Finance Agency, High Point University Ser 2007	1.25	01/08/09	6,000,000
	North Carolina Medical Care Commission,
3,000	FirstHealth of the Carolinas Ser 2008 A	0.73	01/08/09	3,000,000
3,000	Novant Health Obligated Group Ser 2006 Eagle #20070065 Class A (BHAC Insd)	1.38	01/08/09	3,000,000
8,280	United Church Homes & Services Ser 2007	1.25	01/08/09	8,280,000
4,340	Piedmont Triad Airport Authority, Ser 2008 A	1.20	01/08/09	4,340,000
	Ohio
3,530	Columbus, Sewer Ser 2008 B	0.95	01/08/09	3,530,000
5,800	Franklin County, Ohio Health Corp Ser 2008 A	0.71	01/08/09	5,800,000
6,300	Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Ser 2008 B-1 & B-4	1.00	01/02/09	6,300,000
	Pennsylvania
1,885	Allegheny County Higher Education Building Authority, Carnegie Mellon University Ser 1998	0.80	01/02/09	1,885,000
5,670	Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh Ser 2002 & 2005	1.28	01/08/09	5,670,000

See Notes to Financial Statements

8

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Bucks County Industrial Development Authority,
$1,000	Grand View Hospital Ser 2008 A	1.20%	01/08/09	$1,000,000
1,000	Grand View Hospital Ser 2008 B	1.08	01/08/09	1,000,000
4,120	Pennswood Village Ser 2007 A	1.40	01/08/09	4,120,000
1,690	Delaware River Joint Toll Bridge Commission, Bridge Ser 2007 A Eagle #20070154 Class A (BHAC Insd)	1.37	01/08/09	1,690,000
1,000	Delaware Valley Regional Finance Authority, Local Government Ser 1986	0.85	01/08/09	1,000,000
6,060	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	1.08	01/08/09	6,060,000
9,000	Pennsylvania Higher Educational Facilities Authority, Indiana University of Pennsylvania Student Housing Ser 2008	1.10	01/08/09	9,000,000
4,000	Pennsylvania Turnpike Commission, 2002 Ser A-2 & A-3	0.75	01/08/09	4,000,000
1,000	RBC Municipal Products Trust Inc, Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	1.30	01/08/09	1,000,000
	Southcentral Pennsylvania General Authority,
1,130	WellSpan Health Ser 2008 A ROCs II-R Ser 11686	1.35	01/08/09	1,130,000
1,000	WellSpan Health Ser 2008 B	0.67	01/08/09	1,000,000
1,000	WellSpan Health Ser 2008 D	0.72	01/08/09	1,000,000
1,500	Washington County Authority, Girard Estate Ser 1999	1.05	01/08/09	1,500,000
	South Carolina
5,000	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	1.25	01/08/09	5,000,000
	Tennessee
5,765	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	0.85	01/08/09	5,765,000
5,675	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Ser 2007 A	1.25	01/08/09	5,675,000
	Texas
1,000	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	1.22	01/08/09	1,000,000
11,300	Harris County Cultural Education Facilities Financing Corporation, Methodist Hospital System Ser 2008 C-2, C-3 & C-4	0.95	01/02/09	11,300,000
8,100	Harris County Health Facilities Development Corporation, Methodist Hospital System Ser 2008 A-1 & A-2	0.95	01/02/09	8,100,000
5,300	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	0.80	01/08/09	5,300,000
2,610	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.70	02/17/09	2,610,000
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Scott White Memorial Hospital Ser 2008	1.05	01/08/09	1,000,000
	Virginia
3,200	Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 1998 A & B	0.45	01/08/09	3,200,000
	Washington
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	1.20	01/08/09	4,800,000
6,000	Washington Higher Education Facilities Authority, University of Puget Sound Ser 2006 B	1.40	01/08/09	6,000,000

See Notes to Financial Statements

9

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Wisconsin
$1,190	Rhinelander, YMCA of the Northwoods Ser 2006	1.47%	01/08/09	$1,190,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $335,484,000)			335,484,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	Tax-Exempt Commercial Paper (5.7%)
	Florida
3,000	Hillsborough County, Ser 2002 A	1.70%	03/19/09	1.70%	3,000,000
	Illinois
2,000	Illinois Development Finance Authority, Loyola University of Chicago Ser 2008	1.75	01/06/09	1.75	2,000,000
	Indiana
1,000	Purdue University, Ser 2008-02	0.95	01/05/09	0.95	1,000,000
	Maryland
1,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University Ser B	0.40	01/05/09	0.40	1,000,000
1,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University Ser B	0.50	01/08/09	0.50	1,000,000
	Massachusetts
2,000	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	0.40	01/05/09	0.40	2,000,000
1,735	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	0.45	01/06/09	0.45	1,735,000
1,900	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.63	02/05/09	1.63	1,900,000
2,470	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.80	02/05/09	1.80	2,470,000
	Tennessee
1,000	Tennessee School Bond Authority, Higher Educational Facilities Ser 1997 A	0.70	01/16/09	0.70	1,000,000
	Texas
1,000	Houston, Ser E-1	0.65	01/07/09	0.65	1,000,000
1,000	San Antonio, Water System Ser 2001 A	0.80	01/08/09	0.80	1,000,000
3,000	Texas A&M University, Financing System Ser B	1.55	02/05/09	1.55	3,000,000
2,000	University of Texas Regents, Financing System Ser 2002 A	0.40	01/08/09	0.40	2,000,000
1,500	University of Texas Regents, Financing System Ser 2002 A	1.65	02/05/09	1.65	1,500,000

	Total Tax-Exempt Commercial Papers (Cost $25,605,000)				25,605,000

See Notes to Financial Statements

10

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - December 31, 2008 continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
	Short-Term Municipal Notes and Bonds (10.1%)
	Idaho
$2,000	Idaho, Ser 2008 TANs, dtd 07/01/08	3.00%	06/30/09	1.72%	2,012,402
	Indiana
2,000	Indiana Bond Bank, Midyear Funding Notes Ser 2008 A, dtd 06/24/08	3.00	05/28/09	1.60	2,011,113
	Kansas
4,355	Wichita, Renewal & Improvement Temporary Notes Ser 224, dtd 08/19/08	3.00	02/19/09	1.50	4,363,629
	Massachusetts
1,000	New Bedford, Ser 2008 RANs dtd 09/19/08	2.75	06/30/09	2.30	1,002,187
4,675	Pioneer Valley Transit Authority, Ser 2008 RANs, dtd 03/19/08	5.00	02/27/09	3.30	4,686,940
2,000	Pioneer Valley Transit Authority, Ser 2008 RANs, dtd 08/01/08	3.00	07/30/09	2.47	2,005,959
1,000	Worcester Regional Transit Authority, Ser 2008 RANs, dtd 06/27/08	3.25	06/26/09	2.75	1,002,345
	Missouri
1,000	St Louis, General Fund Ser 2008 TRANs, dtd 07/01/08	3.25	06/30/09	1.77	1,007,170
	New Jersey
1,000	Galloway Township, Ser 2008 BANs, dtd 09/12/08	3.00	09/11/09	2.06	1,006,380
	New York
1,500	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2008 RANs, dtd 09/22/08	2.75	06/30/09	2.14	1,504,449
2,650	Patchogue-Medford Union Free School District, Ser 2008 TANs, dtd 07/09/08	4.00	06/24/09	2.40	2,669,735
1,000	Poughkeepsie Town, Ser 2008 BANs, dtd 09/11/08	2.75	03/20/09	1.90	1,001,810
	Ohio
2,000	American Municipal Power – Ohio Inc, Prairie Street Ser 2008 BANs, dtd 04/02/08	3.50	04/01/09	2.25	2,005,931
1,000	Greene County, Certificates of Indebtedness Ser 2008 E, dtd 08/12/08	2.50	05/19/09	1.75	1,002,804
1,000	Lucas County, Ser 2008 BANs, dtd 07/30/08	3.00	07/30/09	1.70	1,007,353
	Oregon
2,000	Oregon, Ser 2008 A TANs, dtd 07/01/08	3.00	06/30/09	1.70	2,012,600
	South Carolina
1,700	Charleston County School District, Ser 2008 TANs, dtd 07/31/08	2.50	04/01/09	1.50	1,704,151
2,629	South Carolina Association of Governmental Organizations, Ser 2008 A (COPs), dtd 07/17/08	3.00	04/15/09	1.54	2,639,796
1,505	South Carolina Association of Governmental Organizations, Ser 2008 C (COPs), dtd 09/10/08	3.00	03/02/09	1.53	1,508,638

See Notes to Financial Statements

11

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - December 31, 2008 continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
	Texas
$1,350	Harris County, Series 2008 TANs, dtd 07/17/08	3.00%	02/26/09	1.95%	1,352,133
5,000	Texas, Ser 2008 TRANs, dtd 08/28/08	3.00	08/28/09	1.63	5,044,133
	Wisconsin
3,000	Wisconsin, Operating Notes Ser 2008, dtd 07/01/08	3.00	06/15/09	1.70	3,017,375

	Total Short-Term Municipal Notes and Bonds (Cost $45,569,033)				45,569,033

NUMBER OF
SHARES (000)

	Investment Company (c) (7.4%)
33,300	Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class (Cost $33,300,000)				33,300,000

	Total Investments (Cost $439,958,033) (d)			97.5%	439,958,033

	Other Assets in Excess of Liabilities			2.5	11,518,446

	Net Assets			100.0%	$451,476,479

BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at December 31, 2008.
(b)	Date on which the principal amount can be recovered through demand.
(c)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class.
(d)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
BHAC	Berkshire Hathaway Assurance Corp.
FSA	Financial Security Assurance Inc.

See Notes to Financial Statements

12

Morgan Stanley Tax-Free Daily Income Trust
Financial Statements

Statement of Assets and Liabilities
December 31, 2008

Assets:
Investments in securities, at value (cost $406,658,033)	$406,658,033
Investment in affiliate, at value (cost $33,300,000)	33,300,000
Cash	68,486
Receivable for:
Shares of beneficial interest sold	13,277,803
Interest	1,495,301
Prepaid expenses and other assets	120,032

Total Assets	454,919,655

Liabilities:
Payable for:
Shares of beneficial interest redeemed	3,125,905
Investment advisory fee	120,239
Shareholder servicing fee	40,297
Transfer agent fee	23,102
Administration fee	20,148
Accrued expenses and other payables	113,485

Total Liabilities	3,443,176

Net Assets	$451,476,479

Composition of Net Assets:
Paid-in-capital	$451,429,273
Accumulated undistributed net investment income	47,556
Distributions in excess of net realized gain	(350)

Net Assets	$451,476,479

Net Asset Value Per Share 451,454,556 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

13

Morgan Stanley Tax-Free Daily Income Trust
Financial Statements continued

Statement of Operations
For the year ended December 31, 2008

Net Investment Income:
Income
Interest	$10,653,374
Dividends from affiliate	160,797

Total Income	10,814,171

Expenses
Investment advisory fee	2,154,611
Shareholder servicing fee	477,057
Administration fee	240,174
Transfer agent fees and expenses	233,954
Registration fees	85,035
Professional fees	81,928
Mutual fund insurance (Note 10)	55,528
Shareholder reports and notices	42,899
Custodian fees	24,849
Trustees’ fees and expenses	14,842
Other	36,712

Total Expenses	3,447,589
Less: amounts waived	(485,034)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(14,437)
Less: expense offset	(10,988)

Net Expenses	2,937,130

Net Investment Income	7,877,041
Net Realized Gain	13,602

Net Increase	$7,890,643

See Notes to Financial Statements

14

Morgan Stanley Tax-Free Daily Income Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE	FOR THE
	YEAR ENDED	YEAR ENDED
	DECEMBER 31, 2008	DECEMBER 31, 2007

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,877,041	$13,111,960
Net realized gain (loss)	13,602	(2,569)

Net Increase	7,890,643	13,109,391

Dividends and Distributions to Shareholders from:
Net investment income	(7,865,221)	(13,111,814)
Net realized gain	(11,276)	—

Total Dividends and Distributions	(7,876,497)	(13,111,814)

Net increase from transactions in shares of beneficial interest	23,287,869	30,388,942

Net Increase	23,302,015	30,386,519
Net Assets:
Beginning of period	428,174,464	397,787,945

End of Period (Including accumulated undistributed net investment income of $47,556 and $35,736, respectively)	$451,476,479	$428,174,464

See Notes to Financial Statements

15

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - December 31, 2008

1. Organization and Accounting Policies
Morgan Stanley Tax-Free Daily Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

16

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - December 31, 2008 continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has voluntarily agreed to cap the Fund’s operating expenses (excluding fees paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds) by assuming the Fund’s “other expenses” and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent such expenses exceed 0.60% of the average daily net assets of the Fund on a annualized basis. Such voluntary waivers may be terminated at any time without notice.
3. Shareholder Service Plan
Pursuant to a Shareholder Service Plan (the “Plan”), the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2008, the shareholder servicing fee was accrued at the annual rate of 0.10%.

17

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - December 31, 2008 continued

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For the year ended December 31, 2008, advisory fees paid were reduced by $14,437 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “Dividends from affiliate” in the Statement of Operations and totaled $160,797 for the year ended December 31, 2008. For the year ended December 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $171,400,000 and $138,100,000, respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2008 aggregated $1,250,744,389 and $1,240,483,660, respectively. Included in the aforementioned transactions are purchases and sales of $47,300,000 and $180,385,000, respectively, with other Morgan Stanley Funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $5,937. At December 31, 2008, the Fund had an accrued pension liability of $60,366, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

18

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - December 31, 2008 continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	DECEMBER 31, 2008	DECEMBER 31, 2007
Shares sold	1,259,995,062	1,249,658,054
Shares issued in reinvestment of dividends and distributions	7,833,409	13,095,425

	1,267,828,471	1,262,753,479
Shares redeemed	(1,244,540,602)	(1,232,364,537)

Net increase in shares outstanding	23,287,869	30,388,942

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.
7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	DECEMBER 31, 2008	DECEMBER 31, 2007
Tax-exempt income	$7,848,035	$13,111,814
Ordinary income	17,186	—
Long-term capital gains	11,276	—

Total distributions	$7,876,497	$13,111,814

19

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - December 31, 2008 continued

As of December 31, 2008, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$—
Undistributed ordinary income	112,063
Undistributed long-term gains	—

Net accumulated earnings	112,063
Temporary differences	(64,857)
Net unrealized appreciation	—

Total accumulated earnings	$47,206

During the year ended December 31, 2008, the Fund utilized its net capital loss carryforward of $2,373.

As of December 31, 2008, the Fund had temporary book/tax differences primarily attributable to nondeductible expenses.
8. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

20

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - December 31, 2008 continued

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$439,958,033	$33,300,000	$406,658,033	—

9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.
10. Guarantee Program for Money Market Funds
On September 29, 2008, the Trustees approved the participation by the Fund in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury will guarantee to investors that they will receive $1.00 for each money market fund share held as of close of business on September 19, 2008. Eligible funds must be regulated under Rule 2a-7 of the Act, must maintain a stable share price of $1.00 and must be publicly offered and registered with the Securities and Exchange Commission (“SEC”). To participate in the Program, eligible funds must pay a fee. While the Program protects the accounts of investors, each money market fund makes the decision to sign up for the Program. Investors cannot sign up for the Program individually. The Program was in effect for an initial three month term, expiring December 18, 2008. On November 24, 2008, the U.S. Treasury announced an extension of the Program through April 30, 2009. All money market funds that currently participate in the Program and meet the extension requirements are eligible to continue to participate for an additional fee. The Fund has applied to participate in the extension. The Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008. The Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009.

21

Morgan Stanley Tax-Free Daily Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2008		2007		2006		2005		2004
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Net income from investment operations	0.017		0.031		0.029		0.018		0.006
Less dividends and distributions from net investment income	(0.017	)(1)	(0.031)		(0.029)		(0.018)		(0.006)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	1.67%		3.16%		2.90%		1.86%		0.60%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.61	%(2)(3)(5)	0.61	%(4)(5)	0.61	%(4)(5)	0.61	%(4)(5)	0.64	%(4)(5)
Net investment income	1.64	%(2)(3)(5)	3.10	%(4)(5)	2.85	%(4)(5)	1.82	%(4)(5)	0.58	%(4)(5)
Supplemental Data:
Net assets, end of period, in thousands	$451,476		$428,174		$397,788		$380,423		$440,271

(1)	Includes capital gain distribution of less than $0.001.
(2)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(3)	Reflects fees paid in connection with the U.S. Treasury Guarantee Program for Money Market Funds. This fee had an effect of 0.01%. (See Note 10).
(4)	Does not reflect the effect of expense offset of 0.01%.
(5)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
December 31, 2008	0.72%	1.53%
December 31, 2007	0.73	2.98
December 31, 2006	0.72	2.74
December 31, 2005	0.71	1.72
December 31, 2004	0.71	0.51

See Notes to Financial Statements

22

Morgan Stanley Tax-Free Daily Income Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Tax-Free Daily Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Free Daily Income Trust (the “Fund”), including the portfolio of investments, as of December 31, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Free Daily Income Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 25, 2009

23

Morgan Stanley Tax-Free Daily Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

▪	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

▪	We may obtain information about account balances, your use of accounts) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

▪	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

▪	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

▪	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

24

Morgan Stanley Tax-Free Daily Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

25

Morgan Stanley Tax-Free Daily Income Trust
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	161	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	163	Director of various business organizations.

26

Morgan Stanley Tax-Free Daily Income Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	161	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	163	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	164	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

27

Morgan Stanley Tax-Free Daily Income Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	161	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	163	None.

W. Allen Reed (61)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	161	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

28

Morgan Stanley Tax-Free Daily Income Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	164	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JPMorgan Investment Management Inc.

Interested Trustee:
Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	162	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
†	For the period September 26, 2008 through February 5, 2009 W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

29

Morgan Stanley Tax-Free Daily Income Trust
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel–Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

30

Morgan Stanley Tax-Free Daily Income Trust
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2008. The Fund designated 99.78% of its income dividends as tax-exempt income dividends. The Fund designated and paid $11,276 as a long-term capital gain distribution.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

31

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Tax-Free Daily Income Trust

Annual Report
December 31, 2008

DSTANN
IU09-00684P-Y12/08

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:
2008

	Registrant			Covered Entities(1)
Audit Fees		$28,850			N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,418,000	(2)
Tax Fees		$4,940	(3)		$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$4,940			$7,299,000

Total		$33,790			$7,299,000
2007

	Registrant			Covered Entities(1)
Audit Fees		$27,500		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,121,000	(2)
Tax Fees		$4,532	(3)	$964,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$4,532		$7,085,000

Total		$32,032		$7,085,000

N/A	- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f)	Not applicable.

(g)	See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

EXHIBIT 12 A
CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
I.	This Code of Ethics (the “Code”) for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (“Covered Officers” each of whom are set forth in Exhibit B) for the purpose of promoting:
•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

•	full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

•	compliance with applicable laws and governmental rules and regulations;

•	prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

•	accountability for adherence to the Code.
                   Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).
II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest
          Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.
          Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the

Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” (as defined in the Investment Company Act) of the Fund. The Fund’s and its investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.
     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.
     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.
     Each Covered Officer must not:
•	use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

•	cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

•	use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.
     Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund’s Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer’s family living in the same household engages in such an activity or has such a relationship. Examples of these include:
•	service or significant business relationships as a director on the board of any public or private company;

•	accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•	any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

•	a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.
III.	Disclosure and Compliance
•	Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

•	each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

•	each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV.	Reporting and Accountability
       Each Covered Officer must:
•	upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

•	annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

•	not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

•	notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.
        The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.
        The Funds will follow these procedures in investigating and enforcing this Code:
•	the General Counsel will take all appropriate action to investigate any potential violations reported to him;

•	if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

•	any matter that the General Counsel believes is a violation will be reported to the relevant Fund’s Audit Committee;

•	if the directors/trustees/managing general partners who are not “interested persons” as defined by the Investment Company Act (the “Independent Directors/Trustees/Managing General Partners”) of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

[2]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics.”

policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

•	the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.
V.	Other Policies and Procedures
         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds’ and their investment advisers’ and principal underwriters’ codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley’s Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.
VI.	Amendments
         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.
VII.	Confidentiality
          All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

VIII.	Internal Use
     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion
I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

Date:

Exhibit A
Fund List
at
December 1, 2008
RETAIL FUNDS
Open-End Retail Funds
     Taxable Money Market Funds
1.	Active Assets Government Securities Trust (“AA Government”)

2.	Active Assets Institutional Government Securities Trust (“AA Institutional Government”)

3.	Active Assets Institutional Money Trust (“AA Institutional Money”)

4.	Active Assets Money Trust (“AA Money”)

5.	Morgan Stanley Liquid Asset Fund Inc. (“Liquid Asset”)

6.	Morgan Stanley U.S. Government Money Market Trust (“Government Money”)
     Tax-Exempt Money Market Funds
7.	Active Assets California Tax-Free Trust (“AA California”)

8.	Active Assets Tax-Free Trust (“AA Tax-Free”)

9.	Morgan Stanley California Tax-Free Daily Income Trust (“California Tax-Free Daily”)

10.	Morgan Stanley New York Municipal Money Market Trust (“New York Money”)

11.	Morgan Stanley Tax-Free Daily Income Trust (“Tax-Free Daily”)
     Equity Funds
12.	Morgan Stanley Capital Opportunities Trust (“Capital Opportunities”)+

13.	Morgan Stanley Dividend Growth Securities Inc. (“Dividend Growth”)+

14.	Morgan Stanley Equally-Weighted S&P 500 Fund (“Equally-Weighted S&P 500”)+

15.	Morgan Stanley European Equity Fund Inc. (“European Equity”)+

16.	Morgan Stanley Financial Services Trust (“Financial Services”)+

17.	Morgan Stanley Focus Growth Fund (“Focus Growth”)+

18.	Morgan Stanley Fundamental Value Fund (“Fundamental Value”)+

19.	Morgan Stanley FX Series — FX Alpha Plus Strategy Portfolio (“Alpha Plus”)+

20.	Morgan Stanley FX Series — FX Alpha Strategy Portfolio (“Alpha”)+

21.	Morgan Stanley Global Advantage Fund (“Global Advantage”)+

22.	Morgan Stanley Global Dividend Growth Securities (“Global Dividend Growth”)+

23.	Morgan Stanley Global Infrastructure Fund (“Global Infrastructure”)

24.	Morgan Stanley Health Sciences Trust (“Health Sciences”)+

25.	Morgan Stanley International Fund (“International Fund”)+

26.	Morgan Stanley International Value Equity Fund (“International Value”)+

27.	Morgan Stanley Mid Cap Growth Fund (“Mid Cap Growth”)+

28.	Morgan Stanley Mid-Cap Value Fund (“Mid-Cap Value”)+

29.	Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”)+

30.	Morgan Stanley Pacific Growth Fund Inc. (“Pacific Growth”)+

31.	Morgan Stanley Real Estate Fund (“Real Estate”)+

32.	Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value”)+

33.	Morgan Stanley S&P 500 Index Fund (“S&P500 Index”)+

34.	Morgan Stanley Special Capital Growth Fund (“Special Capital Growth”)+

35.	Morgan Stanley Special Value Fund (“Special Value”)+

36.	Morgan Stanley Technology Fund (“Technology”)+

37.	Morgan Stanley Utilities Fund (“Utilities Fund”)+

38.	Morgan Stanley U.S. Multi-Cap Alpha Fund (“U.S. Multi-Cap”)

39.	Morgan Stanley Value Fund (“Value Fund”)+
     Balanced Funds
40.	Morgan Stanley Balanced Fund (“Balanced”)+
     Asset Allocation Fund
41.	Morgan Stanley Strategist Fund (“Strategist Fund”)+
     Taxable Fixed-Income Funds
42.	Morgan Stanley Convertible Securities Trust (“Convertible Securities”)+

43.	Morgan Stanley Flexible Income Trust (“Flexible Income”)+

44.	Morgan Stanley Income Trust (“Income Trust”)+

45.	Morgan Stanley High Yield Securities Inc. (“High Yield Securities”)+

46.	Morgan Stanley Limited Duration Fund (“Limited Duration Fund”)

47.	Morgan Stanley Limited Duration U.S. Treasury Trust (“Limited Duration Treasury”)

48.	Morgan Stanley Mortgage Securities Trust (“Mortgage Securities”)+

49.	Morgan Stanley U.S. Government Securities Trust (“Government Securities”)+
     Tax-Exempt Fixed-Income Funds
50.	Morgan Stanley California Tax-Free Income Fund (“California Tax-Free”)+

51.	Morgan Stanley Limited Term Municipal Trust (“Limited Term Municipal”)

52.	Morgan Stanley New York Tax-Free Income Fund (“New York Tax-Free”)+

53.	Morgan Stanley Tax-Exempt Securities Trust (“Tax-Exempt Securities”)+
Alternative Funds

54.	Morgan Stanley Alternative Opportunities Fund (“Alternative”)+

55.	Morgan Stanley Commodities Alpha Fund (“Commodities”)+
     Special Purpose Funds
56.	Morgan Stanley Select Dimensions Investment Series (“Select Dimensions”)
•	Balanced Portfolio

•	Capital Opportunities Portfolio

•	Mid Cap Growth Portfolio

•	Dividend Growth Portfolio

•	Equally-Weighted S&P 500 Portfolio

•	Flexible Income Portfolio

•	Focus Growth Portfolio

•	Global Equity Portfolio

•	Global Infrastructure Portfolio

•	Capital Growth Portfolio

•	Money Market Portfolio
57.	Morgan Stanley Variable Investment Series (“Variable Investment”)
•	Aggressive Equity Portfolio

•	Dividend Growth Portfolio

•	Capital Opportunities Portfolio

•	European Equity Portfolio

•	Global Advantage Portfolio

•	Global Dividend Growth Portfolio

•	Global Infrastructure Portfolio

•	High Yield Portfolio

•	Income Builder Portfolio

•	Limited Duration Portfolio

•	Money Market Portfolio

•	Income Plus Portfolio

•	S&P 500 Index Portfolio

•	Strategist Portfolio
Closed-End Retail Funds
     Taxable Fixed-Income Closed-End Funds
58.	Morgan Stanley Income Securities Inc. (“Income Securities”)

59.	Morgan Stanley Prime Income Trust (“Prime Income”)

     Tax-Exempt Fixed-Income Closed-End Funds
60.	Morgan Stanley California Insured Municipal Income Trust (“California Insured Municipal”)

61.	Morgan Stanley California Quality Municipal Securities (“California Quality Municipal”)

62.	Morgan Stanley Insured California Municipal Securities (“Insured California Securities”)

63.	Morgan Stanley Insured Municipal Bond Trust (“Insured Municipal Bond”)

64.	Morgan Stanley Insured Municipal Income Trust (“Insured Municipal Income”)

65.	Morgan Stanley Insured Municipal Securities (“Insured Municipal Securities”)

66.	Morgan Stanley Insured Municipal Trust (“Insured Municipal Trust”)

67.	Morgan Stanley Municipal Income Opportunities Trust (“Municipal Opportunities”)

68.	Morgan Stanley Municipal Income Opportunities Trust II (“Municipal Opportunities II”)

69.	Morgan Stanley Municipal Income Opportunities Trust III (“Municipal Opportunities III”)

70.	Morgan Stanley Municipal Premium Income Trust (“Municipal Premium”)

71.	Morgan Stanley New York Quality Municipal Securities (“New York Quality Municipal”)

72.	Morgan Stanley Quality Municipal Income Trust (“Quality Municipal Income”)

73.	Morgan Stanley Quality Municipal Investment Trust (“Quality Municipal Investment”)

74.	Morgan Stanley Quality Municipal Securities (“Quality Municipal Securities”)
+- Denotes Retail Multi-Class Fund
INSTITUTIONAL FUNDS
Open-End Institutional Funds
1.	Morgan Stanley Institutional Fund, Inc. (“Institutional Fund Inc.”)
      Active Portfolios:
•	Active International Allocation Portfolio

•	Emerging Markets Portfolio

•	Emerging Markets Debt Portfolio

•	Focus Equity Portfolio

•	Global Franchise Portfolio

•	Global Real Estate Portfolio

•	Global Value Equity Portfolio

•	International Equity Portfolio

•	International Growth Equity Portfolio

•	International Magnum Portfolio

•	International Real Estate Portfolio

•	International Small Cap Portfolio

•	Large Cap Relative Value Portfolio

•	Money Market Portfolio

•	Municipal Money Market Portfolio

•	Small Company Growth Portfolio

•	Systematic Active large Cap Core Portfolio

•	Systematic Active Small Cap Core Portfolio

•	Systematic Active Small Cap Growth Portfolio

•	Systematic Active Small Cap Value Portfolio

•	U.S. Large Cap Growth Portfolio

•	U.S. Real Estate Portfolio
           Inactive Portfolios*:
•	China Growth Portfolio

•	Gold Portfolio

•	Large Cap Relative Value Portfolio

•	MicroCap Portfolio

•	Mortgage-Backed Securities Portfolio

•	Municipal Bond Portfolio

•	U.S. Equity Plus Portfolio
2.	Morgan Stanley Institutional Fund Trust (“Institutional Fund Trust”)
          Active Portfolios:
•	Advisory Portfolio

•	Advisory Foreign Fixed Income II Portfolio

•	Advisory Foreign Fixed Income Portfolio

•	Balanced Portfolio

•	Core Fixed Income Portfolio

•	Core Plus Fixed Income Portfolio

•	Equity Portfolio

•	Equity Plus Portfolio

•	High Yield Portfolio

•	Intermediate Duration Portfolio

•	International Fixed Income Portfolio

•	Investment Grade Fixed Income Portfolio

•	Limited Duration Portfolio

•	Long Duration Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

*	Have not commenced or have ceased operations

•	Municipal Portfolio

•	U.S. Mid-Cap Value Portfolio

•	U.S. Small-Cap Value Portfolio

•	Value Portfolio
     Inactive Portfolios*:
•	Balanced Plus Portfolio

•	Growth Portfolio

•	Investment Grade Credit Advisory Portfolio

•	Mortgage Advisory Portfolio

•	New York Municipal Portfolio

•	Targeted Duration Portfolio

•	Value II Portfolio
3.	The Universal Institutional Funds, Inc. (“Universal Funds”)
           Active Portfolios:
•	Core Plus Fixed Income Portfolio

•	Emerging Markets Debt Portfolio

•	Emerging Markets Equity Portfolio

•	Equity and Income Portfolio

•	Equity Growth Portfolio

•	Global Franchise Portfolio

•	Global Real Estate Portfolio

•	Global Value Equity Portfolio

•	High Yield Portfolio

•	International Growth Equity Portfolio

•	International Magnum Portfolio

•	Mid-Cap Growth Portfolio

•	Small Company Growth Portfolio

•	U.S. Mid-Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
     Inactive Portfolios*:
•	Balanced Portfolio

•	Capital Preservation Portfolio

•	Core Equity Portfolio

•	International Fixed Income Portfolio

•	Investment Grade Fixed Income Portfolio

•	Latin American Portfolio

•	Multi-Asset Class Portfolio

•	Targeted Duration Portfolio
4.	Morgan Stanley Institutional Liquidity Funds (“Liquidity Funds”)
     Active Portfolios:
•	Government Portfolio

•	Money Market Portfolio

•	Prime Portfolio

•	Tax-Exempt Portfolio

•	Treasury Portfolio
     Inactive Portfolios*:
•	Government Securities Portfolio

•	Treasury Securities Portfolio
Closed-End Institutional Funds
5.	Morgan Stanley Asia-Pacific Fund, Inc. (“Asia-Pacific Fund”)

6.	Morgan Stanley Eastern Europe Fund, Inc. (“Eastern Europe”)

7.	Morgan Stanley Emerging Markets Debt Fund, Inc. (“Emerging Markets Debt”)

8.	Morgan Stanley Emerging Markets Fund, Inc. (“Emerging Markets Fund”)

9.	Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity”)

10.	Morgan Stanley High Yield Fund, Inc. (“High Yield Fund”)

11.	The Latin American Discovery Fund, Inc. (“Latin American Discovery”)

12	The Malaysia Fund, Inc. (“Malaysia Fund”)

13.	The Thai Fund, Inc. (“Thai Fund”)

14.	The Turkish Investment Fund, Inc. (“Turkish Investment”)

15.	India Investment Fund (“India Investment”)
Closed-End Fund of Hedge Funds
16.	Morgan Stanley Institutional Fund of Hedge Funds (“Fund of Hedge Funds”)
In Registration
Morgan Stanley Retail Funds
1.	Morgan Stanley American Franchise Fund
Funds of Hedge Funds

*	Have not commenced or have ceased operations

1.	Morgan Stanley Absolute Return Fund

2.	Morgan Stanley Institutional Fund of Hedge Funds II

EXHIBIT B
Institutional Funds
Covered Officers
Randy Takian —President and Principal Executive Officer
James W. Garrett — Chief Financial Officer and Treasurer
Retail Funds
Covered Officers
Randy Takian —President and Principal Executive Officer
Francis Smith — Chief Financial Officer and Treasurer
Morgan Stanley India Investment Fund, Inc.
Covered Officers
Randy Takian — President and Principal Executive Officer
James W. Garrett — Chief Financial Officer and Treasurer

EXHIBIT C
General Counsel
Arthur Lev

EXHIBIT 12 B1
CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER
CERTIFICATIONS
I, Randy Takian, certify that:
1.	I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily Income Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.
Date: February 19, 2009

/s/ Randy Takian
Randy Takian
Principal Executive Officer

EXHIBIT 12 B2
CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER
CERTIFICATIONS
I, Francis Smith, certify that:
1.	I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily Income Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.
Date: February 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer

SECTION 906 CERTIFICATION
Certification Pursuant to 18 U.S.C. Section 1350,
As Adopted Pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002
Morgan Stanley Tax-Free Daily Income Trust
     In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended December 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:
1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 19, 2009	/s/ Randy Takian Randy Takian
Principal Executive Officer
A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

SECTION 906 CERTIFICATION
Certification Pursuant to 18 U.S.C. Section 1350,
As Adopted Pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002
Morgan Stanley Tax-Free Daily Income Trust
     In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended December 31, 2008 that is accompanied by this certification, the undersigned hereby certifies that:
1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 19, 2009	/s/ Francis Smith Francis Smith
Principal Financial Officer
A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Free Daily Income Trust and will be retained by Morgan Stanley Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

32